Other Non-Operating Income/Expense, Net	12 Months Ended
Dec. 31, 2019
Other Non-Operating Income/Expense, Net
Other Non-Operating Income/Expense, Net

(C.3) Other Non-Operating Income/Expense, Net

€ millions	2019	2018	2017
Foreign currency exchange gain/loss, net	-51	-31	-12
Thereof from financial assets at fair value through profit or loss	358	444	615
Thereof from financial assets at amortized cost (2017: loans and receivables)	194	148	96
Thereof from financial liabilities at fair value through profit or loss	-396	-415	-435
Thereof from financial liabilities at amortized cost	-176	-202	-317
Miscellaneous income/expense, net	-23	-25	-24
 Other non-operating income/expense, net	-74	-56	-36